Commitments and Contingencies (Details)																		3 Months Ended		12 Months Ended			14 Months Ended
	Mar. 09, 2026 USD ($) shares	Mar. 04, 2026 USD ($)	Dec. 26, 2025 USD ($) shares	Dec. 05, 2025 USD ($)	Aug. 11, 2025 USD ($)	Jun. 27, 2025 shares	Jun. 23, 2025 shares	May 06, 2025 shares	Mar. 31, 2025 USD ($)	Feb. 04, 2025 USD ($)	Nov. 26, 2024 shares	Nov. 11, 2024 shares	Aug. 31, 2024 shares	Apr. 05, 2024 USD ($)	Feb. 01, 2024 shares	Jul. 28, 2022 USD ($) ft²	Jul. 08, 2022 USD ($)	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($)	Feb. 28, 2026 USD ($)	Jun. 03, 2025 USD ($)	Nov. 17, 2023	May 01, 2022 ft²
Commitments and Contingencies [Line Items]
Confidential settlement amount		$ 13,000
Unsecured Subordinated Promissory																								$ 200,000
Accrued interest rate																									12.00%
Principal amount									$ 237,000					$ 56,250
Total square feet (in Square Feet) | ft²																1,364										8,000
Lease term																										7 years
Owned amount on lease										$ 120,000
Issuance of shares (in Shares) | shares	800,200		40,404			3,000	100	4,500			1,992	16,667	125,000								33,837
Settlement of remaining in accounts payable																		$ 120,597
Fair value of stock			$ 78,010																		$ 109,000
Gain on settlement of debt																		$ 110,597
Lease agreements, description																		On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131.
Total lease amount																	$ 181,299
Impairment of right-of-use asset																	$ 101,623
Cash payment																		$ 10,000
Company productions paid																				$ 13,000
Current lease term																										7 years
Lease liability	$ 507,910																	542,373
Common stock, shares issuable for lease settlement (in Shares) | shares																					125,000
Additional lease payments due																					$ 220,000
Lease payable, year one																					19,000
Lease payable, total remaining liability																					252,000
Lease payable, year two																					21,000
Lease term																3 years
Operating lease expense																$ 181,299		67,077	$ 18,519	2,025
Impairment on right-of-use asset																						$ 101,623
Cash payment																		250,879		$ 221,742
Gain on settlement				$ 4,957														(2,376)	$ 105,605
Lease Agreements [Member]
Commitments and Contingencies [Line Items]
Lease liability																					120,000
Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Issuance of shares (in Shares) | shares															12,204
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Additional due amount																		$ 252,000					$ 220,000
Payments on monthly installments																		$21,000					$19,000
Miss Jessica Skube [Member]
Commitments and Contingencies [Line Items]
Shares issued for settlement (in Shares) | shares																				480,000
Value of shares issued for settlement																				$ 640
Additional shares reserved for future issuance (in Shares) | shares																				192,000
Additional shares issuable, value																				$ 288,000
Accrued balance payable																				120,597
Cash payment																				10,000
Gain on settlement																				110,597
Lease Agreement [Member]
Commitments and Contingencies [Line Items]
Settlement of remaining in accounts payable																		$ 480,000
Gain on settlement of debt																		$ 288,000
Series G Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Principal amount																				$ 68,515
Issuance of shares (in Shares) | shares																		640
Fair value of stock					$ 14,400,000
Series G Preferred Stock [Member] | Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Fair value of stock
Series G Preferred Stock [Member] | Lease Agreement [Member] | Preferred Stock [Member]
Commitments and Contingencies [Line Items]
Fair value of stock																		$ 192,000